Fair value measurement - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,414,231	€ 1,506,609
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	682,642	844,814
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	731,589	661,795
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	105,632	146,338
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	4,576	15,138
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,304,023	1,345,133
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	4,576	15,138
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	4,576	15,138
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	4,576	15,138
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	162,123	196,401
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	162,123	196,401
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	162,123	196,401
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	84,066	177,166
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	84,066	177,166
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	84,066	177,166
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	105,632	146,448
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	105,632	146,338
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	110
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	105,632	146,338
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	110
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	326,245	309,771
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	326,245	309,771
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	326,245	309,771
Lease liabilities – Current / Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	731,589	661,685
Lease liabilities – Current / Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	731,589	661,685
Lease liabilities – Current / Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 731,589	€ 661,685